Detail of Certain Balance Sheet Accounts - Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Other long-term liabilities
Pension and postretirement medical plan liabilities	$ 6,451	$ 4,783
Other	10,753	8,977
Other long-term liabilities	$ 17,204	$ 13,760